UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7278

Nuveen Arizona Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Arizona Premium Income Municipal Fund (NAZ)
	May 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 0.6% (0.4% of Total Investments)
$ 1,045	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	11/13 at 100.00	BBB+	$ 1,056,746
	Series 2002, 5.375%, 5/15/33
	Education and Civic Organizations – 20.9% (14.3% of Total Investments)
1,000	Arizona Board of Regents, Arizona State University System Revenue Bonds, Refunding Bonds,	No Opt. Call	AA	1,121,200
	Series 2013A, 5.000%, 7/01/37
1,400	Arizona Board of Regents, University of Arizona, Stimulus Plan for Economic and Educational	No Opt. Call	AA–	1,681,484
	Development Revenue Bonds, Series 2013, 5.000%, 8/01/21
2,240	Arizona Board of Regents, University of Arizona, System Revenue Bonds, Tender Option Bond	No Opt. Call	AA	3,214,646
	Trust 4310, 18.041%, 6/01/20 (IF) (4)
4,600	Arizona Higher Education Loan Authority, Student Loan Revenue Bonds, Series 2007B, Auction	8/13 at 100.00	A	3,901,283
	Rate Securities, 0.460%, 11/01/41 (Alternative Minimum Tax) (5)
	Arizona State University, System Revenue Bonds, Series 2005:
2,705	5.000%, 7/01/20 – AMBAC Insured	7/15 at 100.00	Aa3	2,953,130
750	5.000%, 7/01/21 – AMBAC Insured	7/15 at 100.00	Aa3	818,633
2,000	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University,	5/22 at 100.00	A–	2,165,700
	Refunding Series 2007, 5.000%, 5/15/31
3,775	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University,	5/20 at 100.00	A+	3,959,296
	Refunding Series 2010, 5.125%, 5/15/40
790	Northern Arizona University, System Revenue Bonds, Series 2012, 5.000%, 6/01/41	6/21 at 100.00	A+	851,762
900	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Choice	9/22 at 100.00	BB+	913,851
	Academies Charter Schools Project, Series 2012, 5.625%, 9/01/42
755	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Brighter Choice	7/22 at 100.00	BB–	793,966
	Foundation Charter Middle Schools Project, Albany, New York, Series 2012, 7.500%, 7/01/42
585	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Great Hearts	7/21 at 100.00	BB	620,896
	Academies – Veritas Project, Series 2012, 6.300%, 7/01/42
745	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Painted Rock	7/20 at 100.00	N/R	784,537
	Academy Charter School Project, Series 2012A, 7.500%, 7/01/42
3,675	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University	6/22 at 100.00	A+	3,875,141
	Project, Series 2012, 5.000%, 6/01/42 – AGM Insured (UB) (4)
1,045	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah	12/14 at 100.00	BBB–	1,062,274
	Webster Basic Schools Inc., Series 2004, 6.000%, 12/15/24
745	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Carden	1/22 at 100.00	B	782,377
	Traditional Schools Project, Series 2012, 7.500%, 1/01/42
	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise
	Education Center Project, Series 2010:
745	6.000%, 6/01/40	6/19 at 100.00	BBB–	771,895
200	6.100%, 6/01/45	6/19 at 100.00	BBB–	207,508
655	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Paradise	6/16 at 100.00	BBB–	667,019
	Education Center Charter School, Series 2006, 6.000%, 6/01/36
1,000	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Valley	7/18 at 100.00	Baa3	1,062,400
	Academy Charter School Project, Series 2008, 6.500%, 7/01/38
250	Sun Devil Energy LLC, Arizona, Revenue Refunding Bonds, Arizona State University Project,	No Opt. Call	AA–	297,708
	Series 2008, 5.000%, 7/01/22
1,500	Tempe Industrial Development Authority, Arizona, Lease Revenue Bonds, Arizona State University	7/13 at 100.00	N/R	1,500,690
	Foundation Project, Series 2003, 5.000%, 7/01/34 – AMBAC Insured
1,350	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona	9/14 at 100.00	BB+	1,363,649
	Agribusiness and Equine Center Charter School, Series 2004A, 6.125%, 9/01/34
825	Yavapai County Industrial Development Authority, Arizona, Charter School Revenue Bonds,	3/21 at 100.00	BB+	962,627
	Arizona Agribusiness and Equine Center Charter School, Series 2011, 7.875%, 3/01/42
34,235	Total Education and Civic Organizations			36,333,672
	Health Care – 27.5% (18.9% of Total Investments)
3,855	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/17 at 100.00	AA–	4,270,569
	2007A, 5.000%, 1/01/25
7,730	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/18 at 100.00	AA–	8,473,471
	2008D, 5.500%, 1/01/38
5,100	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s	2/22 at 100.00	BBB+	5,391,669
	Hospital, Refunding Series 2012A, 5.000%, 2/01/42
1,225	Arizona Health Facilities Authority, Revenue Bonds, Blood Systems Inc., Series 2004, 5.000%, 4/01/20	4/14 at 100.00	A	1,271,011
1,800	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/15 at 100.00	BBB+	1,837,044
	Network, Series 2005B, 5.000%, 12/01/37
2,965	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/17 at 100.00	BBB+	3,049,710
	Network, Series 2007, 5.000%, 12/01/42
6,100	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/14 at 100.00	A	6,398,046
	Catholic Healthcare West, Series 2004A, 5.375%, 7/01/23
7,560	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/17 at 100.00	A	8,174,174
	Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32
330	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing	11/13 at 100.00	AA+	331,617
	Authority, Hospital Revenue Bonds, Hospital de la Concepcion, Series 2000A, 6.375%, 11/15/15
1,120	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale	9/20 at 100.00	AA–	1,209,197
	Healthcare, Series 2006C. Re-offering, 5.000%, 9/01/35 – AGC Insured
	Show Low Industrial Development Authority, Arizona, Hospital Revenue Bonds, Navapache Regional
	Medical Center, Series 2005:
1,415	5.000%, 12/01/25 – RAAI Insured	12/15 at 100.00	BBB+	1,455,016
1,160	5.000%, 12/01/30 – RAAI Insured	12/15 at 100.00	BBB+	1,185,532
2,500	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011,	7/21 at 100.00	BBB+	2,839,575
	6.000%, 7/01/39
2,000	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai	8/13 at 100.00	BBB+	2,016,000
	Regional Medical Center, Series 2003A, 6.000%, 8/01/33
44,860	Total Health Care			47,902,631
	Long-Term Care – 0.5% (0.3% of Total Investments)
780	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe	12/21 at 100.00	N/R	841,316
	Project, Refunding Series 2012A, 6.000%, 12/01/32
	Tax Obligation/General – 15.7% (10.8% of Total Investments)
2,140	El Mirage, Arizona, General Obligation Bonds Series 2012, 5.000%, 7/01/42 – AGM Insured	7/22 at 100.00	AA–	2,333,071
1,265	Gila County Unified School District 10 Payson, Arizona, School Improvement Bonds, Project	7/18 at 100.00	Aa3	1,473,219
	2006, Series 2008B, 5.750%, 7/01/28
1,000	Maricopa County Elementary School District 83 Cartwright, Arizona, General Obligation Bonds,	7/21 at 100.00	AA–	1,122,380
	School Improvement, Project 2010, Series 2011A, 5.375%, 7/01/30 – AGM Insured
1,000	Maricopa County School District 6, Arizona, General Obligation Refunding Bonds, Washington	No Opt. Call	Aa2	1,141,520
	Elementary School, Series 2002A, 5.375%, 7/01/16 – AGM Insured
775	Maricopa County School District 79 Litchfield Elementary, Arizona, General Obligation Bonds,	7/21 at 100.00	Aa2	915,694
	Series 2011, 5.000%, 7/01/23
1,165	Maricopa County Unified School District 69, Paradise Valley, Arizona, General Obligation	No Opt. Call	Aa2	1,226,337
	Refunding Bonds, Series 2002A, 5.250%, 7/01/14 – FGIC Insured
1,200	Maricopa County Unified School District 95 Queen Creek, Arizona, General Obligation Bonds,	7/18 at 100.00	A1	1,335,192
	Series 2008, 5.000%, 7/01/27 – AGM Insured
1,405	Mesa, Arizona, General Obligation Bonds, Series 2002, 5.375%, 7/01/15 – FGIC Insured	No Opt. Call	AA	1,542,606
1,370	Pima County Continental Elementary School District 39, Arizona, General Obligation Bonds,	7/21 at 100.00	AA–	1,645,055
	Series 2011A, 6.000%, 7/01/30 – AGM Insured
1,000	Pima County Unified School District 08 Flowing Wells, Arizona, General Obligation Bonds,	7/21 at 100.00	A+	1,116,370
	Series 2011B, 5.375%, 7/01/29
1,750	Pima County Unified School District 6, Marana, Arizona, General Obligation Bonds, School	7/21 at 100.00	A+	1,957,568
	Improvement Project 2010 Series 2011A, 5.000%, 7/01/25
4,530	Pinal County Unified School District 1, Florence, Arizona, General Obligation Bonds, Series	7/18 at 100.00	A	5,111,879
	2008C, 5.250%, 7/01/28
	Scottsdale, Arizona, General Obligation Bonds, Preserve Acquisition Series 1999:
1,310	5.000%, 7/01/32	7/21 at 100.00	AAA	1,506,421
1,360	5.000%, 7/01/33	7/21 at 100.00	AAA	1,558,655
1,705	5.000%, 7/01/34	7/21 at 100.00	AAA	1,947,451
1,340	Yuma & La Paz Counties Community College District, Arizona, General Obligation Bonds, Series	7/16 at 100.00	Aa3	1,478,677
	2006, 5.000%, 7/01/21 – NPFG Insured
24,315	Total Tax Obligation/General			27,412,095
	Tax Obligation/Limited – 37.9% (26.0% of Total Investments)
2,310	Arizona Sports and Tourism Authority, Senior Revenue Refunding Bonds, Multipurpose Stadium	7/22 at 100.00	A1	2,503,624
	Facility Project, Series 2012A, 5.000%, 7/01/36
1,000	Arizona State Transportation Board, Highway Revenue Bonds, Subordinate Refunding Series 2011A,	7/21 at 100.00	AA+	1,122,370
	5.000%, 7/01/36
	Buckeye, Arizona, Festival Ranch Community Facilities District General Obligation Bonds,
	Series 2012:
345	5.000%, 7/15/27	7/22 at 100.00	BBB	360,532
1,085	5.000%, 7/15/31	7/22 at 100.00	BBB	1,118,201
664	Centerra Community Facilities District, Goodyear, Arizona, General Obligation Bonds, Series	7/15 at 100.00	N/R	630,607
	2005, 5.500%, 7/15/29
500	Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds,	7/23 at 100.00	N/R	479,470
	Assessment District 1, Series 2013, 5.250%, 7/01/38 (WI/DD, Settling 6/11/13)
	Estrella Mountain Ranch Community Facilities District, Arizona, Special Assessment Bonds,
	Montecito Assessment District, Series 2007:
446	5.700%, 7/01/27	1/17 at 100.00	N/R	442,147
482	5.800%, 7/01/32	1/17 at 100.00	N/R	468,972
807	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment	7/13 at 100.00	N/R	808,582
	Lien Bonds, Series 2001A, 7.875%, 7/01/25
1,500	Goodyear, Arizona, Community Facilities General District 1, Arizona, General Obligation	No Opt. Call	A–	1,713,165
	Refunding Bonds, Series 2013, 5.000%, 7/15/23 (WI/DD, Settling 6/12/13)
510	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	A	559,735
2,280	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006-1, 5.000%,	8/16 at 100.00	AA–	2,559,095
	8/01/22 – NPFG Insured
1,550	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006A, 5.000%,	8/16 at 100.00	A1	1,719,245
	8/01/23 – NPFG Insured
250	La Paz County, Arizona, Excise Tax Revenue Bonds, Judgment Series 2011A, 4.750%, 7/01/36	7/17 at 100.00	AA–	260,483
2,040	Marana Municipal Property Corporation, Arizona, Municipal Facilities Revenue Bonds, Series	7/13 at 100.00	AA	2,046,467
	2008B, 5.125%, 7/01/28
	Marana Municipal Property Corporation, Arizona, Revenue Bonds, Series 2003:
1,180	5.000%, 7/01/23 – AMBAC Insured	7/13 at 100.00	AA	1,184,472
575	5.000%, 7/01/28 – AMBAC Insured	7/13 at 100.00	AA	576,702
3,282	Marana, Arizona, Tangerine Farms Road Improvement District Revenue Bonds, Series 2006,	7/16 at 100.00	A2	3,363,295
	4.600%, 1/01/26
680	Marley Park Community Facilities District, City of Surprise, Arizona, Limited Tax General	7/17 at 100.00	N/R	681,414
	Obligation Bonds, Series 2008 (Bank Qualified), 6.100%, 7/15/32
1,160	Merrill Ranch Community Facilities District 1, Florence, Arizona, General Obligation Bonds,	7/18 at 100.00	N/R	1,256,906
	Series 2008A, 7.400%, 7/15/33
2,175	Mohave County, Arizona, Certificates of Participation, Series 2004, 5.250%, 7/01/19 –	7/14 at 100.00	N/R	2,228,612
	AMBAC Insured
300	Page, Arizona, Pledged Revenue Bonds, Refunding Series 2011, 5.000%, 7/01/26	7/21 at 100.00	AA–	340,128
1,500	Palm Valley Community Facility District 3, Goodyear, Arizona, General Obligation Bonds, Series	7/16 at 100.00	N/R	1,416,465
	2006, 5.300%, 7/15/31
1,000	Palm Valley Community Facility District 3, Goodyear, Arizona, Limited Tax General Obligation	7/17 at 100.00	N/R	972,920
	Bonds, Series 2007, 5.800%, 7/15/32
400	Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds,	7/16 at 100.00	N/R	371,480
	Series 2006, 5.350%, 7/15/31
2,500	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds,	No Opt. Call	A+	2,694,950
	JMF-Higley 2012 LLC Project, Series 2012, 5.000%, 12/01/36
580	Phoenix Mesa Gateway Airport Authority, Arizona, Special Facility Revenue Bonds, Mesa Project,	7/22 at 100.00	AA+	602,063
	Series 2012, 5.000%, 7/01/38 (Alternative Minimum Tax)
3,000	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract	10/13 at 100.00	BBB–	3,004,260
	Revenue Bonds, Florence West Prison LLC, Series 2002A, 5.000%, 10/01/18 – ACA Insured
1,140	Pinetop Fire District of Navajo County, Arizona, Certificates of Participation, Series 2008,	6/16 at 102.00	A3	1,208,537
	7.750%, 6/15/29
300	Pronghorn Ranch Community Facilities District, Prescott Valley, Arizona, General Obligation	7/14 at 100.00	N/R	303,234
	Bonds, Series 2004, 6.400%, 7/15/29
275	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	7/13 at 100.00	BBB–	274,874
	Bonds, Series 2002D, 5.125%, 7/01/24
2,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/26 at 100.00	A+	2,048,920
	2009A, 0.000%, 8/01/32
500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	2/20 at 100.00	A+	525,365
	2010A, 5.375%, 8/01/39
3,350	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	No Opt. Call	A+	774,453
	2010C, 0.000%, 8/01/38
4,300	San Luis Civic Improvement Corporation, Arizona, Municipal Facilities Excise Tax Revenue	7/15 at 100.00	A+	4,473,677
	Bonds, Series 2005, 5.000%, 7/01/25 – SYNCORA GTY Insured
3,000	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Refunding Series	No Opt. Call	AAA	3,765,060
	2006, 5.000%, 7/01/24
5,000	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Water & Sewer	7/20 at 100.00	AAA	5,697,050
	Improvements Project, Series 2010, 5.000%, 7/01/36
1,570	Tartesso West Community Facility District, Buckeye, Arizona, Limited Tax General Obligation	7/17 at 100.00	N/R	1,527,814
	Bonds, Series 2007, 5.900%, 7/15/32
2,000	Tempe, Arizona, Transit Excise Tax Revenue Obligation Bonds, Refunding Series 2012,	7/22 at 100.00	AAA	2,230,820
	5.000%, 7/01/37
1,750	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien	10/20 at 100.00	BBB+	1,910,720
	Series 2010A, 5.000%, 10/01/29
3,145	Vistancia Community Facilities District, Peoria, Arizona, General Obligation Bonds, Series	7/15 at 100.00	A1	3,284,072
	2005, 5.750%, 7/15/24
1,597	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series	7/16 at 100.00	N/R	1,631,064
	2005, 6.000%, 7/01/30
1,000	Westpark Community Facilities District, Buckeye, Arizona, General Obligation Tax Increment	7/16 at 100.00	N/R	944,100
	Bonds Series 2006, 5.250%, 7/15/31
65,028	Total Tax Obligation/Limited			66,086,122
	Transportation – 2.6% (1.8% of Total Investments)
110	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series	7/20 at 100.00	A+	117,950
	2010A, 5.000%, 7/01/40
	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Refunding
	Series 2013:
1,785	5.000%, 7/01/30 (Alternative Minimum Tax)	7/23 at 100.00	AA–	1,993,899
2,215	5.000%, 7/01/32 (Alternative Minimum Tax)	7/23 at 100.00	AA–	2,440,731
4,110	Total Transportation			4,552,580
	U.S. Guaranteed – 9.2% (6.3% of Total Investments) (6)
2,000	DC Ranch Community Facilities District, Scottsdale, Arizona, General Obligation Bonds, Series	7/13 at 100.00	A1 (6)	2,011,560
	2002, 5.000%, 7/15/27 (Pre-refunded 7/15/13) – AMBAC Insured
3,000	Glendale Western Loop 101 Public Facilities Corporation, Arizona, Third Lien Excise Tax	1/14 at 100.00	AA (6)	3,105,660
	Revenue Bonds, Series 2008B, 6.250%, 7/01/38 (Pre-refunded 1/01/14)
1,250	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Refunding Bonds,	No Opt. Call	N/R (6)	1,415,488
	Samaritan Health Services, Series 1990A, 7.000%, 12/01/16 – NPFG Insured (ETM)
1,000	Maricopa County Unified School District 11, Peoria, Arizona, General Obligation Bonds, Second	7/15 at 100.00	Aa2 (6)	1,095,450
	Series 2005, 5.000%, 7/01/20 (Pre-refunded 7/01/15) – FGIC Insured
100	Maricopa County Unified School District 89, Dysart, Arizona, General Obligation Bonds, Series	7/14 at 100.00	AA– (6)	105,355
	2004B, 5.250%, 7/01/20 (Pre-refunded 7/01/14) – AGM Insured
615	Maricopa County Union High School District 210 Phoenix, Arizona, General Obligation Bonds,	7/16 at 100.00	AA (6)	697,847
	Series 2006C, 5.000%, 7/01/24 (Pre-refunded 7/01/16) – NPFG Insured
1,575	Maricopa County Union High School District 210, Phoenix, Arizona, General Obligation Bonds,	7/14 at 100.00	AA (6)	1,655,624
	Series 2004A, 5.000%, 7/01/20 (Pre-refunded 7/01/14) – AGM Insured
655	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%,	4/15 at 100.00	N/R (6)	709,666
	4/01/16 (Pre-refunded 4/01/15)
3,400	Mesa, Arizona, Street and Highway User Tax Revenue Bonds, Series 2005, 5.000%, 7/01/24	7/15 at 100.00	AA (6)	3,718,543
	(Pre-refunded 7/01/15) – AGM Insured
630	Mesa, Arizona, Utility System Revenue Refunding Bonds, Series 2002, 5.250%, 7/01/17 –	No Opt. Call	Aa2 (6)	743,526
	FGIC Insured (ETM)
705	Oro Valley Municipal Property Corporation, Arizona, Senior Lien Water Revenue Bonds, Series	7/13 at 100.00	AA (6)	707,799
	2003, 5.000%, 7/01/23 (Pre-refunded 7/01/13) – NPFG Insured
14,930	Total U.S. Guaranteed			15,966,518
	Utilities – 20.3% (13.9% of Total Investments)
1,495	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds,	3/22 at 100.00	BBB	1,537,951
	Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30
	Arizona Power Authority, Special Obligation Power Resource Revenue Refunding Crossover Bonds,
	Hoover Project, Series 2001:
1,000	5.250%, 10/01/15	No Opt. Call	AA	1,109,050
1,500	5.250%, 10/01/17	No Opt. Call	AA	1,772,295
175	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA–	196,704
4,310	Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Refunding	6/20 at 100.00	A1	4,681,821
	Bonds, Southern California Edison Company, Series 2000A, 5.000%, 6/01/35
370	Mesa, Arizona, Utility System Revenue Refunding Bonds, Series 2002, 5.250%, 7/01/17 –	No Opt. Call	Aa2	431,875
	FGIC Insured
3,335	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	1/15 at 100.00	BBB–	3,498,782
	Company, Refunding Series 2008, 5.750%, 9/01/29
1,800	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series	7/21 at 100.00	A	1,982,106
	2011, 5.250%, 7/01/36
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR:
2,660	5.000%, 7/01/26 – SYNCORA GTY Insured	7/15 at 100.00	BBB+	2,674,258
2,170	5.000%, 7/01/27 – SYNCORA GTY Insured	7/15 at 100.00	BBB+	2,177,356
2,500	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/18 at 100.00	Aa1	3,702,600
	Revenue Bonds, Tender Option Bond Trust 09-9W, 18.090%, 1/01/38 (IF) (4)
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc
	Prepay Contract Obligations, Series 2007:
4,500	5.500%, 12/01/29	No Opt. Call	A–	5,334,480
5,665	5.000%, 12/01/37	No Opt. Call	A–	6,270,532
31,480	Total Utilities			35,369,810
	Water and Sewer – 10.6% (7.3% of Total Investments)
500	City of Goodyear, Arizona Subordinate Lien Water and Sewer Revenue Obligations, Series 2011,	7/21 at 100.00	AA–	559,590
	5.500%, 7/01/41
1,005	Cottonwood, Arizona, Senior Lien Water System Revenue Bonds, Municipal Property Corporation,	7/14 at 100.00	A	1,021,402
	Series 2004, 5.000%, 7/01/24 – SYNCORA GTY Insured
500	Glendale, Arizona, Water and Sewer Revenue Bonds, Refunding Series 2012, 5.000%, 7/01/28	7/22 at 100.00	AA	574,480
2,855	Goodyear, Arizona, Water and Sewer Revenue Obligations, Series 2010, 5.625%, 7/01/39	7/20 at 100.00	A+	3,146,952
455	Maricopa County Industrial Development Authority, Arizona, Water System Improvement Revenue	12/13 at 100.00	N/R	455,701
	Bonds, Chaparral City Water Company, Series 1997A, 5.400%, 12/01/22 – AMBAC Insured
	(Alternative Minimum Tax)
1,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds,	7/14 at 100.00	AA+	1,049,790
	Series 2004, 5.000%, 7/01/24 – NPFG Insured
	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Refunding
	Bonds, Series 2001:
1,250	5.500%, 7/01/21 – FGIC Insured	No Opt. Call	AAA	1,567,113
1,040	5.500%, 7/01/22 – FGIC Insured	No Opt. Call	AAA	1,312,875
1,500	Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A, 5.000%, 7/01/26	No Opt. Call	AA–	1,737,600
750	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A,	7/18 at 100.00	BBB–	770,235
	6.000%, 7/01/38
	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007:
1,600	4.700%, 4/01/22	4/14 at 100.00	A–	1,613,504
1,970	4.900%, 4/01/32	4/17 at 100.00	A–	2,001,853
500	Tucson, Arizona, Water System Revenue Bonds, Refunding Series 2013A, 5.000%, 7/01/23 (WI/DD,	No Opt. Call	AA	610,055
	Settling 6/05/13)
2,370	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water &	12/17 at 100.00	N/R	2,031,303
	Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)
17,295	Total Water and Sewer			18,452,453
$ 238,078	Total Investments (cost $236,263,800) – 145.8%			253,973,943
	Floating Rate Obligations – (1.6)%			(2,755,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (29.1)% (7)			(50,671,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (16.1)% (7)			(28,000,000)
	Other Assets Less Liabilities – 1.0%			1,610,831
	Net Assets Applicable to Common Shares – 100%			$ 174,158,774

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$250,072,660	$3,901,283	$253,973,943

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Municipal Bonds
Balance at the beginning of period	$2,066,898
Gains (losses):
Net realized gains (losses)	–
Change in net unrealized appreciation (depreciation)	(265,195)
Purchases at cost	2,099,580
Sales at proceeds	–
Net discounts (premiums)	–
Transfers in to	–
Transfers out of	–
Balance at the end of period	$3,901,283

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of May 31, 2013, were as follows:

Unobservable
	Market Value	Techniques	Inputs	Range
Municipal Bonds	$3,901,283	Discounted	MMD Spread	0-6%
		Cash Flow	AAA - Rated MMD
			Liquidity Discount	0-10%
MMD - Municipal Market Data

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2013, the cost of investments was $235,390,835.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2013, were as follows:

Gross unrealized:
Appreciation	$20,236,441
Depreciation	(4,408,337)
Net unrealized appreciation (depreciation) of investments	$15,828,104

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(7)	MuniFund Term Preferred Shares and Variable Rate MuniFund Term Preferred Shares, at Liquidation Value
as a percentage of Total Investments are 20.0% and 11.0%, respectively.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Arizona Premium Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         July 30, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         July 30, 2013